Available-for-Sale Investments (Tables)	12 Months Ended
Mar. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Summary of Available-for-Sale Debt and Equity Securities

The following is a summary of available-for-sale debt and equity securities as of March 31, 2015 and 2014:

	Cost		Net unrealized gains		Fair values
	2015 US$	2014 US$	2015 US$	2014 US$	2015 US$	2014 US$
Current assets:
Unlisted investments	—	1,000,000	—	50,500	—	1,050,500